Quarterly Financial Information - Schedule of Income Statement (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Loss from operations			$ (1,104,601)
Other (expense) income:
Change in fair value of warrant liabilities	$ (41,818,550)		61,680,150
Financing Costs Derivative Warrant Liabilities			1,289,200
Unrealized loss on investments held in Trust Account	79,847		171,366
Total other (expense) income			(62,797,984)
Net Income (loss)	$ 40,606,478		(63,902,585)
As Previously Reported
Condensed Income Statements, Captions [Line Items]
Loss from operations		$ (164,056)	(1,104,601)
Other (expense) income:
Unrealized loss on investments held in Trust Account		(42,794)	171,366
Total other (expense) income		(42,794)	171,366
Net Income (loss)		(206,850)	$ (933,235)
Restatement Adjustment
Other (expense) income:
Change in fair value of warrant liabilities		(18,076,180)
Financing Costs Derivative Warrant Liabilities		(1,289,200)
Total other (expense) income		(19,365,380)
Net Income (loss)		(19,365,380)
As Restated
Condensed Income Statements, Captions [Line Items]
Loss from operations		(164,056)
Other (expense) income:
Change in fair value of warrant liabilities		(18,076,180)
Financing Costs Derivative Warrant Liabilities		(1,289,200)
Unrealized loss on investments held in Trust Account		(42,794)
Total other (expense) income		(19,408,174)
Net Income (loss)		$ (19,572,230)
Common Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding	69,000,000		69,000,000
Basic and diluted net loss per ordinary share	$ 0
Common Class A [Member] | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding		69,000,000	69,000,000
Basic and diluted net loss per ordinary share		$ 0.00	$ 0.00
Common Class A [Member] | As Restated
Other (expense) income:
Basic and diluted weighted average shares outstanding		69,000,000
Basic and diluted net loss per ordinary share		$ 0.00
Common Class B [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding	17,250,000		17,250,000
Basic and diluted net loss per ordinary share	$ 2.35		$ (3.70)
Common Class B [Member] | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding		17,250,000	17,250,000
Basic and diluted net loss per ordinary share			$ (0.05)
Common Class B [Member] | As Restated
Other (expense) income:
Basic and diluted weighted average shares outstanding		17,250,000
Basic and diluted net loss per ordinary share		$ (1.13)